Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Consolidated MHFG's balance sheets
Long-term debt	¥ 12,021,499	¥ 11,706,471
Noncontrolling interests	693,366	582,919
Consolidated VIEs
Consolidated MHFG's balance sheets
Noncontrolling interests	564,000	464,000
Debt Instrument [Member]
Consolidated MHFG's balance sheets
Long-term debt	336,000	332,000
Assets associated with securitization transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	153,000	176,000
Assets associated with loan participation transactions
Consolidated MHFG's balance sheets
Transferred assets continue to be carried on the consolidated balance sheets	¥ 179,000	¥ 181,000